Annual Fund Operating Expenses - Investor - Vanguard Short-Term Inflation-Protected Securities Index Fund - Investor Shares	Jan. 31, 2021
Operating Expenses:
Management Fees	0.13%
12b-1 Distribution Fee	none
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.14%